Other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets
16.	Other current assets

(Euro thousands)	At June 30, 2023	At December 31, 2022

Tax recoverable	10,935	10,164
Governmental grants	7,247	—
Prepaid expenses	5,809	6,205
Advances and payments on account to vendors	5,532	7,238
Deposits of rental, utility and other	2,017	2,055
Other	5,105	4,805

Total other current assets	36,645	30,467

23. Other current assets

	At December 31,

(Euro thousands)	2022	2021

Tax recoverable	10,164	10,449
Advances and payments on account to vendors	7,238	7,496
Prepaid expenses	6,205	5,491
Deposits of rental, utility and other	2,055	1,766
Governmental grants	—	9,462
Other	4,805	7,042

Total other current assets	30,467	41,706